Commitments and contingencies - Letters of credit (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee	$ 194,800,000	$ 186,300,000
Letters Of Credit Regional Governments And Others [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee	$ 196,872,000	$ 26,392,000